Revenue (Tables)	6 Months Ended
Aug. 31, 2026
Revenue
Schedule of geographical markets

	For the Six Months Ended August 31, 2025
	Software Defined Vehicle (SDV)	Location- Based Services (LBS)	Other and Eliminations	Total
	JPY	JPY	JPY	JPY
	(In thousands)
Major Product/Service Lines
Software Development Services	7,200,099	1,459,873	(598,143)	8,061,829
Licensing	235,721	1,231,158	-	1,466,879
Software-related Services	200,962	468,433	62,983	732,378
Total	7,636,782	3,159,464	(535,160)	10,261,086
Geographical Markets
Japan	7,533,554	3,158,864	(596,726)	10,095,692
International	103,228	600	61,566	165,394
Total	7,636,782	3,159,464	(535,160)	10,261,086

	For the Six Months Ended August 31, 2026
	SDV	LBS	Other and Eliminations	Total	Total
	JPY	JPY	JPY	JPY	US$
	(In thousands)
Major Product/Service Lines
Software Development Services	7,519,263	1,483,355	(607,325)	8,395,293	52,556
Licensing	191,123	1,329,297	-	1,520,420	9,518
Software-related Services	193,314	503,542	165	697,021	4,363
Total	7,903,700	3,316,194	(607,160)	10,612,734	66,437
Geographical Markets
Japan	7,861,808	3,316,194	(782,812)	10,395,190	65,075
International	41,892	-	175,652	217,544	1,362
Total	7,903,700	3,316,194	(607,160)	10,612,734	66,437